SCHEDULE OF SALES BY CHANNEL TYPE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 466,877,569	$ 370,406,840	$ 341,169,426
Plasma Products [Member]
Revenues	354,008,987	321,207,552	308,990,745
Biopharmaceutical products [Member]
Revenues	422,166,244	370,406,840	341,169,426
Biomaterial products [Member]
Revenues	44,711,325	0	0
Distributors [Member] | Plasma Products [Member]
Revenues	174,698,620	126,381,596	120,297,097
Distributors [Member] | Placenta Polypeptide [Member]
Revenues	68,157,257	49,199,288	32,178,681
Distributors [Member] | Biomaterial products [Member]
Revenues	42,717,750	0	0
Hospitals and inoculation centers [Member] | Plasma Products [Member]
Revenues	179,310,367	194,825,956	188,693,648
Hospitals [Member] | Biomaterial products [Member]
Revenues	$ 1,993,575	$ 0	$ 0